Retirement Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Plans [Text Block]
RETIREMENT PLANS
We sponsor a defined contribution plan for our employees who satisfy certain age and service requirements. Our Redbox subsidiary also sponsors a defined contribution plan to which new contributions were frozen effective January 1, 2010. Our contributions to these plans were $4.0 million, $3.2 million and $2.8 million in 2012, 2011 and 2010, respectively.